Other Provisions - Summary of Provision For Warranties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Provision For Warranties [Abstract]
Opening balance of warranties – July 1	$ 3,925	$ 3,570
Warranty utilized during the year	(3,295)	(2,308)
Provision created during the year	3,656	2,329
Foreign currency translation adjustment	(308)	334
Closing balance of provision for warranties – June 30	$ 3,978	$ 3,925